Note 2 - Significant accounting policies (Detail) - Estimated useful lives	12 Months Ended
Dec. 31, 2012
Laboratory Equipment [Member] | Minimum [Member]
Useful Lives	5 years
Computer Equipment [Member] | Minimum [Member]
Useful Lives	2 years
Computer Equipment [Member] | Maximum [Member]
Useful Lives	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful Lives	5 years